Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of 10% or more of the Company's total revenue or accounts receivable balance	The Company’s grants which represented 10% or more of the Company’s total revenue during the years ended December 31, 2021 and 2020 or accounts receivable balance as of December 31, 2021 and 2020 are as follows:

	2021		2020
	Revenue	Accounts Receivable	Revenue	Accounts Receivable
Grant A	—%	—	—	—
Grant B	—%	—%	10%	—
Grant C	100%	100%	67%	100%
Grant D	—	—	18%	—
Total	100%	100%	95%	100%

Summary of securities that could potentially dilute net loss per share in the future that were not included in the computation of diluted net loss per share
The potential shares of common stock that were excluded from the computation of diluted net loss per share for each period because including them would have had an antidilutive effect were as follows:

	December 31,
	2021	2020
Shares issuable upon conversion of Series A redeemable convertible preferred stock	—	18,421,897
Shares issuable upon conversion of Series B redeemable convertible preferred stock	—	24,137,647
Shares issuable upon conversion of Series C redeemable convertible preferred stock	—	11,241,283
Shares issuable upon conversion of Series D redeemable convertible preferred stock	—	15,812,735
Exercise of options under stock plan	6,711,192	4,813,262
Warrants to purchase common stock	5,588,506	32,961

Summary of estimated useful lives for significant asset	The estimated useful lives for significant asset categories are as follows:

Property and equipment	Estimated Useful Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A
Property and equipment, net consist of the following:

	As of December 31,
($ in thousands)	2021	2020
Scientific equipment(1)	$27,641	$27,412
Computer equipment	155	149
Software	335	335
Furniture and fixtures	988	988
Leasehold improvements	26,355	26,355
	55,474	55,239
Accumulated depreciation	(20,440)	(14,261)
Property and equipment, net	$35,034	$40,978
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(1)Includes $3.6 million and $3.5 million for the years ended December 31, 2021 and 2020, respectively, related to scientific equipment not placed into service and therefore not being depreciated.